Other long-term debt - Maturities of Long-term Debt (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Less: current portion of other long-term debt	$ (1,141,600,901)	$ (911,485,562)
Total other long-term debt	275,100,201	$ 1,013,015,628
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
2022	1,141,600,901
2023	112,005,467
2024	120,000,000
2025	27,747,400
2026 and thereafter	15,347,334
Less: current portion of other long-term debt	(1,141,600,901)
Total other long-term debt	$ 275,100,201